DUE TO RELATED PARTIES (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Shenzhen TOFA Complex Metal Material Co. Ltd	$ 137,703	[1]	$ 0	[1]

[1]	This represents certain advances received by the Group from the entity for operating purpose.